Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions

Note 13 - Related Parties Balances and Transactions

1.	During March and May 2023, certain officers and directors were granted options and RSUs, see also Note 9.

2.	In March and May, 2023, the Company’s board of directors and shareholders, respectively, approved a bonus plan for 2023 for the Company’s officers. The bonus plan defined specified millstones (in fields of clinic trail progress, regulatory efforts, business development and raising of money) which their achievements entitled the officers with different percentages out of fix amount of bonus.

3.	In May 2024, the Company’s board of directors approved a change to the 2023 bonus plan to the Company’s officers for which included a change to the bonus calculations previously approved. Following the change, such bonuses will become effective and paid only after a capital raise, that will allow the initiation of the Company’s planned phase 3 clinical study, of at least $18 million. The aggregate amount of the potential bonus payable to the officers after such capital raise will be approximately $0.8 million.

4.	In May 2024, the Company’s board of directors approved a bonus plan for 2024 for certain Company’s officers. The bonus plan defined specified milestones (in fields of clinical trail progress, regulatory affairs, business developments and capital raising).

5.	On June 27, 2024, the Company’s annual general meeting of shareholders approved the following proposed resolutions, among others:

1.	An acceleration of the vesting of the 18,000 unvested options of a former director, and extending the term of the unexercised options, such that they will expire 10 years from the date of grant.

2.	To approve a 2024 bonus plan for the Company’s Chief Executive Officer of the Company, based on the achievement of certain Company milestones.

3.	To approve the renewal of the employment agreement of Mr. Alon Ben-Noon, the Company’s CEO, with the Company and, in addition, an update to his salary in the event that the Company raises an aggregate of US 25,000,000.

4.	To approve the grant of 160,000 RSUs to the Company’s directors, see Note 9.

6.	On December 17, 2024, the Company’s CEO, together with CFO, CMO, CTO, COO, signed a waiver letter with respect to bonuses, that they were entitled for the years 2022-2024 in their capacity as shareholders. As part of this waiver, the Company recorded an amount of $1,434 thousand within additional paid-in capital.

7.	During August and December 2024, the Company entered into a share purchase agreement with certain senior management, see also Note 8A(f) and 8A(lk).

8.	In March 2025, the Company’s board of directors approved a bonus plan for 2025 for certain Company’s officers. The bonus plan defined specified milestones (in fields of licensing arrangements, clinical milestones, and meeting with regulatory authorities). As of December 31, 2025, the Company recorded an amount of $559 thousand for bonus accrual.

9.	In October 2025, the Company’s board of directors approved the issuance of restricted shares to Company’s officers, see also Note 9(11).

10.	In December, 2025 the Company’s shareholders approved: (i) a grant of restricted shares to the directors of the Company as equity compensation in lieu of deferred cash fees, and (ii) a grant of restricted shares to the directors of the Company as equity compensation, and (iii) a grant of restricted shares to the Company’s CEO. See also Note and 10(14).

11.	In December, 2025 the Company granted restricted shares to the Company’s CEO. See also Note 9(13).